Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries and benefits	$ 1,797	$ 3,694
Sharebased payments	736	313
Total compensation	$ 2,533	$ 4,007